Equity (Tables)	12 Months Ended
Dec. 31, 2017
Appropriations of Earnings and Dividends Per Share

The appropriations and dividends per share were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal	For Fiscal	For Fiscal	For Fiscal
	Year 2015	Year 2016	Year 2015	Year 2016
	NT$	NT$
	(In Millions)	(In Millions)
Legal capital reserve	$30,657.4	$33,424.7
Cash dividends to shareholders	155,582.3	181,512.7	$6	$7

	$186,239.7	$214,937.4

TSMC’s appropriations of earnings for 2017 had been approved in the meeting of the Board of Directors held on February 13, 2018. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)
	For Fiscal Year 2017	For Fiscal Year 2017
	NT$
	(In Millions)
Legal capital reserve	$34,311.2
Special capital reserve	26,907.5
Cash dividends to shareholders	207,443.0	$8

	$268,661.7

Changes in Other Reserves

Changes in others were as follows:

	Year Ended December 31, 2015
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$4,502.1	$21,247.5	$(0.3)	$25,749.3
Exchange differences arising on translation of foreign operations	8,061.8	—	—	8,061.8
Other comprehensive income/losses reclassified to profit or loss upon disposal of subsidiaries	138.1	—	—	138.1
Changes in fair value of available-for-sale financial assets	—	(5.6)	—	(5.6)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	(1,595.4)	(20,475.2)	—	(22,070.6)
Share of other comprehensive income/(loss) of associates and joint venture	(60.6)	(18.0)	(0.3)	(78.9)
The proportionate share of other comprehensive income/losses reclassified to profit or loss upon partial disposal of associates	(6.1)	2.1	—	(4.0)
Income tax effect	—	(16.0)	—	(16.0)

Balance, end of year	$11,039.9	$734.8	$(0.6)	$11,774.1

	Year Ended December 31, 2016
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$11,039.9	$734.8	$(0.6)	$11,774.1
Exchange differences arising on translation of foreign operations	(9,409.2)	—	—	(9,409.2)
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries	36.1	—	—	36.1
Changes in fair value of available-for-sale financial assets	—	(696.3)	—	(696.3)

	Year Ended December 31, 2016
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	$—	$4.1	$—	$4.1
Share of other comprehensive income (loss) of associates	(0.9)	24.7	0.7	24.5
Other comprehensive loss reclassified to profit or loss upon disposal of associates	(4.7)	(3.5)	—	(8.2)
Income tax effect	—	(61.2)	—	(61.2)

Balance, end of year	$1,661.2	$2.6	$0.1	$1,663.9

	Year Ended December 31, 2017
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$1,661.2	$2.6	$0.1	$—	$1,663.9
Exchange differences arising on translation of foreign operations	(28,257.4)	—	—	—	(28,257.4)
Changes in fair value of available-for-sale financial assets	—	(154.7)	—	—	(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	—	(61.2)	—	—	(61.2)
Gain/(loss) arising on changes in the fair value of hedging instruments	—	—	99.6	—	99.6
Transferred to initial carrying amount of hedged items	—	—	(94.9)	—	(94.9)
Share of other comprehensive income (loss) of associates	(101.5)	2.1	—	—	(99.4)
Share of unearned stock-based compensation of associates	—	—	—	(10.3)	(10.3)
Income tax effect	—	(2.9)	(0.6)	—	(3.5)

Balance, end of year	$(26,697.7)	$(214.1)	$4.2	$(10.3)	$(26,917.9)

Capital Stock - Common Stock [member]
Summary of Capital Stock and Capital Surplus
a.	Capital stock

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Authorized shares	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

Capital Surplus [member]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Additional paid-in capital	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9
From share of changes in equities of subsidiaries	107.8	118.8
From share of changes in equities of associates	282.1	289.2
Donations	—	19.2

	$56,272.3	$56,309.6